MASSMUTUAL FUNDS
MassMutual Global Floating Rate Fund
MassMutual Global Credit Income Opportunities Fund
MassMutual Emerging Markets Debt Blended Total Return Fund
MassMutual Global Emerging Markets Equity Fund
Supplement dated June 23, 2022 to the
Statement of Additional Information dated February 1, 2022
This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”). It should be retained and read in conjunction with the SAI and any previous supplements.
The following information supplements the information found on pages B-56 through B-58 under the heading Independent Trustees in the section titled Management of the Trust:
R. Bradford Malt 1295 State Street Springfield, MA 01111-0001 Year of birth: 1954 Trustee of the Trust since 2022 Trustee of 115 portfolios in fund complex	Trustee of the Trust
Chairman (2004-2019), Management Committee (1993-2019), Partner (1987-2019), Associate (1979-1987), Ropes & Gray LLP (counsel to the Trust and MassMutual); Trustee (since 2022), MassMutual Select Funds (open-end investment company); Trustee (since 2022), MassMutual Premier Funds (open-end investment company); Trustee (since 2022), MassMutual Advantage Funds (open-end investment company); Trustee (since 2022), MML Series Investment Fund (open-end investment company); Trustee (since 2022), MML Series Investment Fund II (open-end investment company).
Cynthia R. Plouché 1295 State Street Springfield, MA 01111-0001 Year of birth: 1957 Trustee of the Trust since 2022 Trustee of 116 portfolios in fund complex	Trustee of the Trust
Retired; Assessor (2014-2018), Moraine Township (property assessment); Trustee (since 2014), Northern Trust Funds (open-end investment companies); Trustee (since 2022), MassMutual Select Funds (open-end investment company); Trustee (since 2022), MassMutual Premier Funds (open-end investment company); Trustee (since 2022), MassMutual Advantage Funds (open-end investment company); Trustee (since 2022), MML Series Investment Fund (open-end investment company); Trustee (since 2022), MML Series Investment Fund II (open-end investment company); Trustee (since 2021), MassMutual AccessSM Pine Point Fund (closed-end investment company).
Jason J. Price 1295 State Street Springfield, MA 01111-0001 Year of birth: 1973 Trustee of the Trust since 2022 Trustee of 116 portfolios in fund complex	Trustee of the Trust
Co-Founder and Chairman of the Board (2017-2021) NXTHVN (arts organization); Principal (2012-2017), Exaltare Capital Partners, LLC (private equity firm); Trustee (since 2022), MassMutual Select Funds (open-end investment company); Trustee (since 2022), MassMutual Premier Funds (open-end investment company); Trustee (since 2022), MassMutual Advantage Funds (open-end investment company); Trustee (since 2022), MML Series Investment Fund (open-end investment company); Trustee (since 2022), MML Series Investment Fund II (open-end investment company); Trustee (since 2021), MassMutual AccessSM Pine Point Fund (closed-end investment company).

Effective June 30, 2022, R. Alan Hunter, Jr. has retired and his information on page B-56 under the heading Independent Trustees in the section titled Management of the Trust is hereby deleted.
The information for Aruna Hobbs on page B-59 under the heading Principal Officers in the section titled Management of the Trust is hereby deleted.
The following information supplements the information found on pages B-61 and B-62 under the heading Additional Information About the Trustees in the section titled Management of the Trust:
R. Bradford Malt — As a current Chairman Emeritus, a former Chairman, and a former partner of a corporate law firm, which serves as counsel to the Trust and to MML Advisers, with over 40 years of financial services experience, Mr. Malt has expertise in financial, regulatory, and operational issues. He has also served as a director for several public and private companies. Mr. Malt holds an AB in Applied Mathematics from Harvard College and a JD from Harvard Law School.
Cynthia R. Plouché — As a former assessor of a township, a former portfolio manager for asset management firms, and a former chief investment officer and managing director of an asset management firm with over 32 years of financial services experience, Ms. Plouché has experience with financial, regulatory, and operational issues. She has also served as a trustee and audit committee member for open-end investment companies and a trustee for a closed-end investment company. Ms. Plouché holds a BA in Psychology and Social Relations from Harvard University and an MBA from the Wharton School at the University of Pennsylvania.
Jason J. Price — As a former executive with over 25 years of financial services experience, Mr. Price has experience with financial, regulatory, and operational issues. He served as a Senior Vice President of Cigna Investment Management from 2009 to 2012 and as Head of Private Equity for the State of Connecticut Office of the Treasurer from 2005 to 2009. Mr. Price holds a BA in Business Administration from Morehouse College and an MBA from Harvard Business School.
Effective June 30, 2022, R. Alan Hunter, Jr. has retired and his information on page B-61 under the heading Additional Information About the Trustees in the section titled Management of the Trust is hereby deleted.
Messrs. Malt and Price and Ms. Plouché have been added as members of the Audit Committee, Nominating and Governance Committee, and Contract Committee as described under the heading Board and Committee Meetings in the section titled Management of the Trust on pages B-62 through B-64.
Effective June 30, 2022, Mr. Hunter has retired and therefore will no longer serve as a member of the Audit Committee, Nominating and Governance Committee, and Contract Committee as described under the heading Board and Committee Meetings in the section titled Management of the Trust on pages B-62 through B-64.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
SAI B3000M(ADV)-22-01